Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - Reconciliation to total ECL (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,329,242)	£ (1,119,650)
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,399	6,630
Total model ECL [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,770	5,603
ECL from individually assessed impairments [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	902	419
ECL from non-modelled and other management adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		268
ECL from non-modelled and other management adjustments [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,727	£ 608